Pension, Savings, And Other Employee Benefits (Schedule Of Amounts Recognized In Other Comprehensive Income)(Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Pension Plans Defined Benefit [Member]
Defined Benefit Plan Disclosure [Line Items]
Net actuarial (gain)/loss arising during measurement period	$ 24,408	$ 19,296
Items amortized during the measurement period, Prior service cost/(credit)	(196)	(333)
Items amortized during the measurement period, Net actuarial (gain)/loss	(8,141)	(10,103)
Total recognized in other comprehensive income	16,071	8,860
Other Postretirement Benefit Plans Defined Benefit [Member]
Defined Benefit Plan Disclosure [Line Items]
Net actuarial (gain)/loss arising during measurement period	2,032	(1,268)
Items amortized during the measurement period, Prior service cost/(credit)	(170)	8,842	[1]
Items amortized during the measurement period, Net actuarial (gain)/loss	810	1,014
Total recognized in other comprehensive income	$ 2,672	$ 8,588

[1]

In 2015, an announced revision to the retiree medical plan triggered curtailment accounting. In accordance with its practice, FHN performed a remeasurement of the plan in conjunction with the curtailment and realized a curtailment gain.